Oct. 28, 2015
Janus Investment Fund

Janus Global Unconstrained Bond Fund

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Fund’s Prospectuses will be revised as follows.

1.	The following changes apply to the Fund Summary section of the Prospectus for the Fund as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Fund” in the Fund Summary section:

SHAREHOLDER FEES
(fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees of the Fund and the Subsidiary(1)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses(2)	0.19%	0.17%	0.48%	0.13%	0.14%	0.36%	0.38%
Short Sale Dividend Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Remaining Other Expenses of the Fund	0.16%	0.14%	0.45%	0.10%	0.11%	0.33%	0.35%
Other Expenses of the Subsidiary(3)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(4)	1.08%	1.81%	1.37%	0.77%	0.78%	1.50%	1.02%
Fee Waiver(4)	0.00%	0.00%	0.04%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver(4)	1.08%	1.81%	1.33%	0.77%	0.78%	1.50%	1.02%
(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Fund invests in the subsidiary, it shall not collect advisory fees from the Fund in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses for Class R Shares are based on the estimated expenses that the Fund expects to incur.
(3)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(4)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.82% until at least November 1, 2016. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Fund’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Fund), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Fund’s ability to meet its investment objective and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Fund may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Unconstrained Bond Fund

Class D Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Fund’s Prospectuses will be revised as follows.

1.	The following changes apply to the Fund Summary section of the Prospectus for the Fund as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Fund” in the Fund Summary section:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class D
Management Fees of the Fund and the Subsidiary(1)		0.64%
Other Expenses		0.51%
Short Sale Dividend Expenses	0.02%
Remaining Other Expenses of the Fund	0.48%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)		1.15%
Fee Waiver(3)		0.17%
Total Annual Fund Operating Expenses After Fee Waiver(3)		0.98%
(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Fund invests in the subsidiary, it shall not collect advisory fees from the Fund in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% until at least November 1, 2016. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Fund’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Fund), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Fund’s ability to meet its investment objective and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Fund may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.